Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000032340
Account Value [Line Items]
Line Graph and Table Measure Name	Edgewood Growth Fund, Institutional Shares
Account Value	$ 123,892	$ 451,353	$ 333,739	$ 253,515	$ 453,750	$ 331,237	$ 246,645	$ 211,831	$ 188,505	$ 140,937	$ 137,976
C000032341
Account Value [Line Items]
Line Graph and Table Measure Name	Edgewood Growth Fund, Retail Shares
Account Value	$ 12,371	43,320	32,152	24,525	44,074	32,293	24,144	20,821	18,596	13,964	13,722
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	$ 117,268	401,775	294,661	242,286	286,634	214,616	195,620	171,107	159,397	128,928	123,366
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	$ 11,727	40,178	29,466	24,229	28,663	21,462	19,562	17,111	15,940	12,893	12,337
S&P 500 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth Index (USD)
Account Value	$ 119,385	476,052	337,391	281,586	356,925	268,453	215,713	188,758	169,374	133,879	130,405
S&P 500 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth Index (USD)
Account Value	$ 11,939	$ 47,605	$ 33,739	$ 28,159	$ 35,693	$ 26,845	$ 21,571	$ 18,876	$ 16,937	$ 13,388	$ 13,040